Vessels, net - Additional Information (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Property, Plant and Equipment [Line Items]
Impairment, Long-Lived Asset, Held-for-Use	$ 0	$ 8,996,023
Net loss on sale of vessel	1,589,702	$ 0
Stealth Haralmbos [Member]
Property, Plant and Equipment [Line Items]
Proceeds from sale of productive assets	42,000,000
C3is Inc [Member]
Property, Plant and Equipment [Line Items]
Impairment, Long-Lived Asset, Held-for-Use	$ 8,996,023